Average Annual Total Returns			24 Months Ended	72 Months Ended	132 Months Ended
		Jul. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%
Bloomberg Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			3.00%	0.86%	1.71%
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1.15%	2.12%	2.45%
Blended Benchmark, Plumb Balanced Fund (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.54%	8.66%	8.20%
Blended Benchmark, Plumb Equity Fund (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Benchmark (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			22.46%	13.26%	12.02%
Plumb Balanced Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.17%	7.25%	8.26%
Plumb Balanced Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.03%	5.98%	7.45%
Plumb Balanced Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.36%	5.50%	6.59%
Plumb Balanced Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		15.49%	7.49%	8.49%
Performance Inception Date	[1]	Aug. 03, 2020
Plumb Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.76%	9.11%	11.44%
Plumb Equity Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			17.66%	6.92%	9.22%
Plumb Equity Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.58%	6.77%	8.78%
Plumb Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		18.08%	9.35%	11.68%
Performance Inception Date	[2]	Aug. 03, 2020

[1]	Performance shown for the Institutional Shares prior to its commencement of operations on August 3, 2020 reflects the performance of the Investor Shares adjusted for Institutional Shares fees and expenses.
[2]	Performance shown for the Institutional Shares prior to its commencement of operations on August 3, 2020 reflects the performance of the Investor Shares adjusted for Institutional Shares fees and expenses.